Summary of Significant Accounting Policies - Summarizes Revenue By Type of Service (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 186,823	$ 187,083	$ 176,628	$ 166,789	$ 157,789	$ 165,385	$ 157,754	$ 150,716	$ 159,208	$ 688,288	$ 633,063	$ 616,084
Software Subscriptions [Member]
Accounting Policies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	179,818				152,026					662,300	573,608	540,219
Other Services [Member]
Accounting Policies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 7,005				$ 5,763					$ 25,988	$ 59,455	$ 75,865